Basis for the Preparation of Financial Statements and Applicable Accounting Standards - Summary of Bank Consolidated its Financial Statements (Detail) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Basis for preparation of financial statements and applicable accounting standards [line items]
Shares issued		639,413,408
Macro Securities SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type		Common	Common
Shares issued		12,885,683	12,885,683
Total capital stock		100.00%	100.00%
Voting rights		100.00%	100.00%
Macro Fiducia SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type		Common	Common
Shares issued		47,387,236	47,387,236
Total capital stock		100.00%	100.00%
Voting rights		100.00%	100.00%
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Voting rights		80.90%
Macro Fondos SGFCISA [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type		Common	Common
Shares issued		327,183	327,183
Total capital stock		100.00%	100.00%
Voting rights		100.00%	100.00%
Macro Bank Limited [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type		Common	Common
Shares issued		39,816,899	39,816,899
Total capital stock		100.00%	100.00%
Voting rights		100.00%	100.00%
Argenpay SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type		Common	Common
Shares issued		1,001,200,000	341,200,000
Total capital stock		100.00%	100.00%
Voting rights		100.00%	100.00%
Fintech SGR (Structured entity) [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type		Common	Common
Shares issued		119,993	119,993
Total capital stock		24.999%	24.999%
Voting rights		24.999%	24.999%
Macro Agro SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[1]	Common
Shares issued	[1]	615,519
Total capital stock	[1]	100.00%
Voting rights	[1]	100.00%
Banco BMA SAU [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[2]	Common
Shares issued	[2]	729,166,165
Total capital stock	[2]	100.00%
Voting rights	[2]	100.00%
Banco BMA SAU [member] | Preference shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[2]	Preferred
Shares issued	[2]	14,565,089
Total capital stock	[2]	100.00%
BMA Asset Management SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Voting rights		87.00%
BMA Asset Management SA [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[2]	Common
Shares issued	[2]	91,950
Total capital stock	[2]	100.00%
Voting rights	[2]	100.00%
BMA Valores SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Voting rights		87.00%
BMA Valores SA [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[2]	Common
Shares issued	[2]	52,419,500
Total capital stock	[2]	100.00%
Voting rights	[2]	100.00%
Total non- controlling interests [member] | Fintech SGR (Structured entity) [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock for non-controlling interest		75.001%	75.001%
Voting rights for non-controlling interest		75.001%	75.001%

[1]	Interest acquired in May 2023 (see Note 14).
[2]	Interest acquired in November 2023 (see Note 14).